Document and Entity Information	Jun. 21, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	CEDAR REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-31817
Entity Tax Identification Number	42-1241468
Entity Address, Address Line One	928 Carmans Road
Entity Address, City or Town	Massapequa
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11758
City Area Code	516
Local Phone Number	767-6492
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000761648
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	44 South Bayles Avenue
Entity Address, City or Town	Port Washington
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11050
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.06 par value
Trading Symbol	CDR
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7-1/4% Series B Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Trading Symbol	CDRpB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6-1/2% Series C Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Trading Symbol	CDRpC
Security Exchange Name	NYSE